PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Aerospace & Defense 0.6%
Lockheed Martin Corp.	4,825	$1,689,377
Air Freight & Logistics 0.5%
United Parcel Service, Inc. (Class B Stock)	8,342	1,310,612
Automobiles 4.8%
Tesla, Inc.*	35,502	13,776,196
Beverages 0.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,915	1,990,030
Biotechnology 2.4%
AbbVie, Inc.	56,598	4,816,490
Amgen, Inc.	9,808	2,127,747
		6,944,237
Building Products 0.2%
Trex Co., Inc.*(a)	10,071	700,337
Capital Markets 1.9%
Ares Management Corp. (Class A Stock)(a)	17,173	726,418
Moody’s Corp.	2,758	725,078
S&P Global, Inc.	12,623	4,073,821
		5,525,317
Chemicals 0.2%
Air Products & Chemicals, Inc.	2,645	730,655
Construction & Engineering 0.6%
Quanta Services, Inc.	29,500	1,841,685
Containers & Packaging 0.6%
Berry Global Group, Inc.*	15,597	727,288
Crown Holdings, Inc.*	11,562	992,020
		1,719,308
Distributors 0.8%
Pool Corp.	6,665	2,331,617

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.3%
H&R Block, Inc.	42,364	$731,203
Electrical Equipment 0.8%
Generac Holdings, Inc.*	10,976	2,306,606
Entertainment 2.2%
Activision Blizzard, Inc.	9,142	692,324
Netflix, Inc.*	11,695	5,563,779
		6,256,103
Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix, Inc.	1,130	826,301
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	10,155	3,631,631
Health Care Equipment & Supplies 2.7%
Danaher Corp.	18,669	4,285,282
Hologic, Inc.*	15,844	1,090,384
West Pharmaceutical Services, Inc.	9,045	2,460,873
		7,836,539
Health Care Providers & Services 1.6%
Amedisys, Inc.*	2,903	751,877
AmerisourceBergen Corp.	13,925	1,337,775
UnitedHealth Group, Inc.	8,123	2,478,652
		4,568,304
Health Care Technology 0.5%
Veeva Systems, Inc. (Class A Stock)*	5,057	1,365,643
Household Products 1.9%
Church & Dwight Co., Inc.	8,787	776,683
Procter & Gamble Co. (The)	35,264	4,834,694
		5,611,377
Interactive Media & Services 7.7%
Alphabet, Inc. (Class A Stock)*	5,444	8,798,103
Facebook, Inc. (Class A Stock)*	40,551	10,669,374

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*	6,094	$711,657
Tencent Holdings Ltd. (China), ADR	27,106	2,069,272
		22,248,406
Internet & Direct Marketing Retail 8.1%
Alibaba Group Holding Ltd. (China), ADR*	8,554	2,606,318
Amazon.com, Inc.*	6,230	18,915,215
eBay, Inc.(a)	39,542	1,883,385
		23,404,918
IT Services 11.1%
Accenture PLC (Class A Stock)	10,300	2,234,173
Adyen NV (Netherlands), 144A*	2,971	4,989,099
Booz Allen Hamilton Holding Corp.	9,882	775,737
EPAM Systems, Inc.*	7,814	2,414,135
Mastercard, Inc. (Class A Stock)	5,317	1,534,699
PayPal Holdings, Inc.*	43,582	8,111,918
Shopify, Inc. (Canada) (Class A Stock)*	3,732	3,453,705
Square, Inc. (Class A Stock)*	17,949	2,779,941
Twilio, Inc. (Class A Stock)*	5,987	1,670,193
Visa, Inc. (Class A Stock)(a)	22,040	4,004,889
		31,968,489
Leisure Products 0.2%
Peloton Interactive, Inc. (Class A Stock)*	6,256	689,474
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	7,236	3,423,496
Machinery 1.0%
Graco, Inc.	26,096	1,615,343
Toro Co. (The)	17,203	1,412,366
		3,027,709
Media 1.6%
Cable One, Inc.	527	912,690
Charter Communications, Inc. (Class A Stock)*(a)	6,205	3,746,703
		4,659,393

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 1.1%
Dollar General Corp.	14,776	$3,083,899
Pharmaceuticals 2.9%
AstraZeneca PLC (United Kingdom), ADR	38,881	1,950,271
Horizon Therapeutics PLC*	31,274	2,343,361
Johnson & Johnson	6,333	868,318
Merck & Co., Inc.	12,835	965,320
Zoetis, Inc.	14,489	2,297,231
		8,424,501
Road & Rail 0.8%
Union Pacific Corp.	13,022	2,307,368
Semiconductors & Semiconductor Equipment 10.3%
Broadcom, Inc.	12,873	4,500,787
Enphase Energy, Inc.*	7,026	689,180
Entegris, Inc.	31,238	2,335,665
KLA Corp.	6,889	1,358,373
Monolithic Power Systems, Inc.	5,104	1,631,239
NVIDIA Corp.	22,972	11,517,242
QUALCOMM, Inc.	30,798	3,799,241
SolarEdge Technologies, Inc.*	2,739	705,813
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	10,947	918,125
Texas Instruments, Inc.	14,526	2,100,314
		29,555,979
Software 14.6%
Adobe, Inc.*	13,474	6,024,225
Cadence Design Systems, Inc.*	25,063	2,741,140
DocuSign, Inc.*(a)	9,386	1,898,319
Globant SA (Argentina)*	4,022	726,413
Microsoft Corp.	81,666	16,534,915
Oracle Corp.	69,267	3,886,571
salesforce.com, Inc.*	17,583	4,084,003
ServiceNow, Inc.*	1,501	746,853
Synopsys, Inc.*	12,432	2,658,708
Trade Desk, Inc. (The) (Class A Stock)*(a)	1,795	1,016,778
Zoom Video Communications, Inc. (Class A Stock)*	3,588	1,653,745
		41,971,670
Specialty Retail 3.7%
Best Buy Co., Inc.	17,932	2,000,315

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	13,602	$3,627,789
Lowe’s Cos., Inc.	26,968	4,263,641
Tractor Supply Co.	5,449	725,861
		10,617,606
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	198,725	21,633,204
Textiles, Apparel & Luxury Goods 2.1%
Kering SA (France)	3,644	2,202,240
Lululemon Athletica, Inc.*	3,540	1,130,287
LVMH Moet Hennessy Louis Vuitton SE (France)	2,429	1,138,611
NIKE, Inc. (Class B Stock)	12,237	1,469,419
		5,940,557

Total Long-Term Investments (cost $177,345,992)		284,649,747

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	827,430	827,430
PGIM Institutional Money Market Fund (cost $10,844,126; includes $10,841,143 of cash collateral for securities on loan)(b)(w)	10,852,779	10,849,524

Total Short-Term Investments (cost $11,671,556)		11,676,954

TOTAL INVESTMENTS 102.9% (cost $189,017,548)		296,326,701
Liabilities in excess of other assets (2.9)%		(8,250,286)

Net Assets 100.0%		$288,076,415

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,519,220; cash collateral of $10,841,143 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).